BILLS PAYABLE (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M
Bills Payable 1	$ 39
Bills Payable 2	35
Bills Payable 3	5
Bills Payable 4	$ 8
Bills Payable 5	9
Bills Payable 6	9